UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Modera Wealth Management, LLC
Address: 535 Boylston Street, Suite 300
         Boston, MA  02116

13F File Number:  028-14860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John LeBlanc
Title:     Chief Compliance Officer
Phone:     617-247-0518

Signature, Place, and Date of Signing:

 /s/  John LeBlanc     Boston, MA     May 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $136,633 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      327      546 SH       SOLE                      546        0        0
AT&T INC                       COM              00206R102      413    13219 SH       SOLE                    13219        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      402     7288 SH       SOLE                     7288        0        0
CHEVRON CORP NEW               COM              166764100      216     2019 SH       SOLE                     2019        0        0
COCA COLA CO                   COM              191216100      231     3118 SH       SOLE                     3118        0        0
COLGATE PALMOLIVE CO           COM              194162103      355     3627 SH       SOLE                     3627        0        0
CONOCOPHILLIPS                 COM              20825C104      218     2867 SH       SOLE                     2867        0        0
CRA INTL INC                   COM              12618T105      680    26966 SH       SOLE                    26966        0        0
EXXON MOBIL CORP               COM              30231G102     1241    14308 SH       SOLE                    14308        0        0
GENERAL ELECTRIC CO            COM              369604103      480    23915 SH       SOLE                    23915        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1248     5983 SH       SOLE                     5983        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176    21056   178971 SH       SOLE                   178971        0        0
ISHARES TR                     S&P 500 INDEX    464287200    18280   129454 SH       SOLE                   129454        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1001    23308 SH       SOLE                    23308        0        0
ISHARES TR                     S&P 500 VALUE    464287408      246     3788 SH       SOLE                     3788        0        0
ISHARES TR                     S&P MIDCAP 400   464287507    18707   188543 SH       SOLE                   188543        0        0
ISHARES TR                     RUSSELL 1000     464287622    17016   218272 SH       SOLE                   218272        0        0
ISHARES TR                     MSCI ACWI EX     464288240     3430    84006 SH       SOLE                    84006        0        0
ISHARES TR                     MSCI SMALL CAP   464288273     1335    33266 SH       SOLE                    33266        0        0
ISHARES TR                     MSCI VAL IDX     464288877      354     7532 SH       SOLE                     7532        0        0
JOHNSON & JOHNSON              COM              478160104      487     7378 SH       SOLE                     7378        0        0
MERCK & CO INC NEW             COM              58933Y105      303     7894 SH       SOLE                     7894        0        0
MICROSOFT CORP                 COM              594918104      223     6915 SH       SOLE                     6915        0        0
PROCTER & GAMBLE CO            COM              742718109      262     3892 SH       SOLE                     3892        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106      334    10915 SH       SOLE                    10915        0        0
SIRIUS XM RADIO INC            COM              82967N108       26    11300 SH       SOLE                    11300        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2546    15703 SH       SOLE                    15703        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1883    13374 SH       SOLE                    13374        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107     5937    32855 SH       SOLE                    32855        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     1656    67961 SH       SOLE                    67961        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     7823   111158 SH       SOLE                   111158        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     6623   114823 SH       SOLE                   114823        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      382     5284 SH       SOLE                     5284        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      809    18289 SH       SOLE                    18289        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     9095   209234 SH       SOLE                   209234        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    10704   182823 SH       SOLE                   182823        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      304     7956 SH       SOLE                     7956        0        0